Exhibit 99.2

Data Compare (Non-Ignored)
Run Date - 1/14/2022 9:59:01 AM
AMC Loan ID	Redacted Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
	435170438	redacted		Appraisal Date
	435170438	redacted		Borrower Full Name
	435170438	redacted		Investor: Qualifying Housing Ratio	35.47	38.42678
	435170438	redacted		Investor: Qualifying Total Debt Ratio	36.32	39.35077